DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE	12 Months Ended
Dec. 31, 2023
DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE
DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE
29.	DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE

During the fiscal year 2023, the Company neither accounted for any discontinued operations nor reported assets or liabilities held-for-sale as of December 31, 2023. For the fiscal years ended December 31, 2022 and 2021, all income and expenses of the divested Suunto and Precor businesses were classified as loss from discontinued operations, net of tax in the consolidated statement of loss and other comprehensive income and loss.

2023:

There were no divestments in 2023.

2022:

Suunto divestment

During June 2021 the Company entered into a term sheet with Dongguan Liesheng Electronic Technology Co. Ltd (“Liesheng”), a leading Chinese technology company focusing on the smart & sport wearables electronics segment, in regards to the disposal of Suunto. The asset and liabilities of the disposal group were classified as held-for-sale and it was concluded that the disposal group qualifies as a discontinued operation. On December 28, 2021, an agreement was reached with Liesheng to acquire the Suunto business subject to the satisfaction of customary closing conditions.

The closing of the transaction was completed on May 6, 2022. The consolidated cash and debt-free sales value amounted to USD 18.3 million (net of transaction costs). The loss on disposal upon the sale of the Suunto business amounted to USD 5.5 million and is reported under loss from discontinued operations, net of tax.

Upon classifying Suunto as held-for-sale, an impairment loss in the amount of USD 77.5 million was recognized in accordance with IAS 36 Impairment of Assets.

2021:

Precor divestment

On December 21, 2020, the Company entered into an agreement with Peloton Interactive Inc, a Nasdaq listed, leading interactive fitness platform, for the sale of its Fitness Equipment segment (Precor) including the shares of Precor Inc. as well as all net assets and trademarks in a transaction valued at USD 420 million. The assets and liabilities of the disposal group were classified as held-for-sale and it was concluded that the disposal group qualifies as a discontinued operation. The transaction was closed and the transfer of ownership took place on April 1, 2021. The gain upon disposal, before taxes, upon the sale of the Precor business amounted to USD 116.0 million and is reported under loss from discontinued operations, net of tax.

Final adjustment on Precor divestment

A final purchase price adjustment on the Precor divestment amounted to USD 4.8 million which was paid during 2022 and was recorded as a gain in the consolidated statement of loss and other comprehensive income and loss. The total profit on the disposal of the Precor divestment after the final purchase price adjustment was USD 120.8 million.

The result of the Suunto and Precor businesses is shown as discontinued operations in the consolidated statement of loss and other comprehensive income and loss:

USD million	2023	2022	2021
Revenue	—	31.3	192.0
Cost of goods sold	—	(24.9)	(114.2)
Gross profit	—	6.4	77.8
Selling, general and administrative expenses	—	(24.1)	(123.7)
Impairment losses on non-financial assets	—	—	(77.5)
Profit and loss on sale of divested businesses	—	(5.5)	116.0
Other operating income	—	1.1	3.1
Operating loss	—	(22.1)	(4.3)

Finance income	—	0.0	0.0
Finance expenses	—	0.5	(0.3)
Net finance cost	—	0.5	(0.3)

Loss before tax	—	(21.6)	(4.6)

Income tax expense	—	(0.2)	2.8

Profit (loss) for the period	—	(21.8)	(1.8)

Net cash flows incurred by the Suunto and Precor businesses:

USD million	2023	2022	2021
Operating	—	(10.3)	(38.4)
Divested operations	—	20.3	393.8
Investing	—	(1.0)	(8.7)
Financing	—	(0.4)	(4.6)
Net cash outflow	—	8.6	342.1

During 2021 USD 4.9 million was recorded as translation differences related to Precor Inc. The translation differences are included in the profit on sale of Precor.

Carrying amounts of assets and liabilities, profit (loss) on sale and cash flow of the sold businesses

USD million	2023	2022
NON-CURRENT ASSETS
Intangible assets	—	6.5
Goodwill	—	0.0
Property, plant and equipment	—	3.1
Right-of-use assets	—	4.5
Other non-current receivables	—	—
Deferred tax assets	—	4.2
TOTAL LONG-TERM LIABILITIES	—	18.3

CURRENT ASSETS
Inventories	—	20.1
Accounts receivable, net	—	5.6
Prepaid expenses and other receivables	—	1.9
Current tax receivables	—	—
Cash and cash equivalents	—	2.7
TOTAL CURRENT ASSETS	—	30.3

TOTAL ASSETS SOLD	—	48.6

LIABILITIES
LONG-TERM LIABILITIES
Lease liabilities	—	3.8
Provisions	—	—
Other liabilities	—	—
Deferred tax liabilities	—	—
TOTAL LONG-TERM LIABILITIES	—	3.8

CURRENT LIABILITIES
Lease liabilities	—	1.1
Accounts payable	—	6.4
Other liabilities	—	11.4
Provisions	—	2.0
TOTAL CURRENT LIABILITIES	—	20.9

TOTAL LIABILITIES SOLD	—	24.7

NET ASSETS SOLD	—	23.9
Total net assets sold	—	23.9
Cumulative translation difference from divested subsidiaries	—	—
Sale consideration, net of transaction cost	—	23.1
Profit (loss) on sale	—	(0.7)
Cash flow
Consideration received, net of transaction cost	—	23.1
Cash and cash equivalents of the divested business	—	(2.8)
Net cash impact	—	20.3